Gross Unrealized Gains on Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Gross unrealized gains on shares of KDDI	¥ 57,919	¥ 45,893